Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Classification of Property, Plant and Equipment
A summary of property, plant and equipment by classification is as follows:

	Depreciable Life	December 31, 2013	December 31, 2012
		(Millions)
Gathering and transmission systems	20 — 50 Years	$2,205	$1,921
Processing, storage, and terminal facilities	35 — 60 Years	1,645	1,154
Other	3 — 30 Years	49	32
Construction work in progress		310	561
Property, plant and equipment		4,209	3,668
Accumulated depreciation		(1,163)	(1,076)
Property, plant and equipment, net		$3,046	$2,592